Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001

K. Michael Carlton

+1.202.373.6070

Michael.Carlton@morganlewis.com

December 15, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 381 (“PEA No. 381”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 381 is to introduce the WisdomTree CBOE S&P 500 PutWrite Strategy Fund as a new series of the Trust.

Please feel free to contact me at 202.373.6070 with any questions or comments.

Sincerely,

/s/ K. Michael Carlton
K. Michael Carlton